Document and Entity Information	May 11, 2020
Prospectus:
Document Type	497
Document Period End Date	May 11, 2020
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 11, 2020
Document Effective Date	May 11, 2020
Prospectus Date	Apr. 30, 2020
Class I Prospectus | Emerging Markets Equity Portfolio | Class I
Prospectus:
Trading Symbol	MEMEX
Class II Prospectus | Emerging Markets Equity Portfolio | Class II
Prospectus:
Trading Symbol	MSMBX